Note 13 - Retirement and Pension Plans (Details) - Change in Benefit Obligation and Plan Assets - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 4,426,598	¥ 3,855,332
Service cost	573,956	542,584	¥ 479,158
Interest cost	73,902	45,418	46,975
Actuarial loss	283,860	17,098
Benefit paid	(73,223)	(33,834)
Benefit obligation at end of year	5,285,093	4,426,598	3,855,332
Change in plan assets:
Fair value of plan assets at beginning of year	2,424,499	2,012,611
Actual return on plan assets	219,832	129,176
Employer contribution	322,826	296,631
Benefits paid	(36,847)	(13,919)
Fair value of plan assets at end of year	2,930,310	2,424,499	¥ 2,012,611
Funded status at end of year	¥ (2,354,783)	¥ (2,002,099)